Equipment Subject to Operating Lease, Net	6 Months Ended
Jun. 30, 2025
Equipment Subject To Operating Lease Net
Equipment Subject to Operating Lease, Net

Note 7. Equipment Subject to Operating Lease, Net

The equipment subject to operating leases to customers had a cost basis of $3.6 million and accumulated depreciation of $0.5 million as of June 30, 2025. The equipment leased to customers had a cost basis of $4.6 million and accumulated depreciation of $0.9 million as of December 31, 2024.

The equipment subject to operating lease consisted of the following:

	June 30,	December 31,
	2025	2024
	(In thousands)
Equipment on Lease	$-	$—
Equipment Available for Lease	3,566	4,622
Total Equipment Subject to Operating Lease	$3,566	$4,622
Accumulated Depreciation	(546)	(949)
Total Equipment Subject to Operating Lease, Net	$3,020	$3,673

The total depreciation expense was $0 and $0.2 million included in cost of revenue for the three months ended June 30, 2025 and 2024, respectively. The total depreciation expense was $0 and $0.5 million included in cost of revenue for the six months ended June 30, 2025 and 2024, respectively.

Lease payments from customers consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands)
Equipment on lease payments	$70	$292	$70	$762